Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Financial assets
Interest-bearing deposits with banks	$ 79,638	$ 39,013
Trading
Trading securities	139,240	136,071
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	307,903	313,015
Loans	717,575	660,992
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(77,582)	(36,632)
Derivatives	95,541	113,488
Deposits
Personal	362,488	343,052
Business and government	696,353	624,311
Bank	41,990	44,522
Other
Obligations related to securities sold short	37,841	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	262,201	274,231
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(77,582)	(36,632)
Total derivatives	91,439	109,927
Level 3 [member]
Derivatives
Financial assets	3,594	3,584
Derivatives
Financial liabilities	1,548	1,606
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(314)	(657)
Financial assets	(314)	(657)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(314)	(657)
Financial liabilities	(314)	(657)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	68,747	57,161
Investment
Investment securities	2,031	845
Derivatives
Total gross derivatives, assets	3,175	4,459
Other assets	1,474	1,154
Financial assets	75,427	63,619
Other
Obligations related to securities sold short	18,345	12,484
Derivatives
Total gross derivatives, liabilities	3,699	5,734
Other liabilities	258	118
Financial liabilities	22,302	18,336
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	56,896	21,603
Trading
Trading securities	68,911	77,573
Investment
Investment securities	75,798	80,553
Assets purchased under reverse repurchase agreements and securities borrowed	265,011	264,394
Loans	11,501	8,747
Derivatives
Total gross derivatives, assets	92,251	109,084
Other assets	2,635	2,207
Financial assets	573,003	564,161
Deposits
Personal	18,498	17,061
Business and government	132,369	107,855
Bank	17,251	18,015
Other
Obligations related to securities sold short	19,496	16,801
Obligations related to assets sold under repurchase agreements and securities loaned	236,147	255,922
Derivatives
Total gross derivatives, liabilities	86,664	103,421
Other liabilities	560	10
Financial liabilities	510,985	519,085
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	1,582	1,337
Investment
Investment securities	506	522
Loans	1,077	1,070
Derivatives
Total gross derivatives, assets	429	602
Other assets	0	53
Financial assets	3,594	3,584
Deposits
Personal	151	139
Derivatives
Total gross derivatives, liabilities	1,390	1,429
Other liabilities	7	38
Financial liabilities	1,548	1,606
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	8,977	12,773
Investment
Investment securities	1,973	647
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	2,380	3,012
Investment
Investment securities	1,730	1,894
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	11,068	11,562
Investment
Investment securities	3,132	3,233
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	215	1,508
Investment
Investment securities	12	160
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	22,738	35,029
Investment
Investment securities	34,815	38,364
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 3 [member]
Trading
Trading securities	25	44
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	2,729	3,085
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	5,730	3,380
Investment
Investment securities	5,956	7,345
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	4	39
Investment
Investment securities	2,727	2,343
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	20	27
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	891	526
Investment
Investment securities	586	854
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 3 [member]
Trading
Trading securities	2	2
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	23,085	21,464
Investment
Investment securities	19,625	18,954
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities	25	30
Investment
Investment securities	152	160
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	56,826	39,795
Investment
Investment securities	46	38
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	3,015	2,561
Investment
Investment securities	153	152
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	1,530	1,261
Investment
Investment securities	334	335
Total gross fair value [member] | Asset-backed securities, CDO [member] | Level 2 [member]
Investment
Investment securities	7,074	7,414
Total gross fair value [member] | Interest rate contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	0	1
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	33,857	53,720
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	320	501
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	41,224	39,246
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	74	57
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	34	463
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	3,175	4,458
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	17,955	16,767
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	26	36
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(819)	(1,112)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	9	8
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	28,566	46,723
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	955	1,089
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	40,484	38,210
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	27	35
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	120	531
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	3,699	5,734
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	17,456	18,041
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	419	337
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	38	(84)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(11)	(32)
Recurring [member]
Financial assets
Interest-bearing deposits with banks	56,896	21,603
Trading
Trading securities	139,240	136,071
Investment
Investment securities	78,335	81,920
Assets purchased under reverse repurchase agreements and securities borrowed	265,011	264,394
Loans	12,578	9,817
Derivatives
Total gross derivatives, assets	95,855	114,145
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(314)	(657)
Derivatives	95,541	113,488
Other assets	4,109	3,414
Financial assets	651,710	630,707
Deposits
Personal	18,649	17,200
Business and government	132,369	107,855
Bank	17,251	18,015
Other
Obligations related to securities sold short	37,841	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	236,147	255,922
Derivatives
Total gross derivatives, liabilities	91,753	110,584
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(314)	(657)
Total derivatives	91,439	109,927
Other liabilities	825	166
Financial liabilities	534,521	538,370
Recurring [member] | Level 3 [member]
Derivatives
Financial liabilities	(158)	(177)	$ (216)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	11,357	15,785
Investment
Investment securities	3,703	2,541
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	11,068	11,562
Investment
Investment securities	3,132	3,233
Recurring [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Trading
Trading securities	22,978	36,581
Investment
Investment securities	34,827	38,524
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	8,459	6,465
Investment
Investment securities	5,956	7,345
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	4	39
Investment
Investment securities	2,747	2,370
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	893	528
Investment
Investment securities	586	854
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	23,110	21,494
Investment
Investment securities	19,777	19,114
Recurring [member] | Equity securities [member]
Trading
Trading securities	61,371	43,617
Investment
Investment securities	533	525
Recurring [member] | Asset-backed securities, CDO [member]
Investment
Investment securities	7,074	7,414
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	34,177	54,222
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	41,298	39,303
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	34	463
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	21,156	21,261
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(810)	(1,104)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	29,521	47,812
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	40,511	38,245
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	120	531
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	21,574	24,112
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ 27	$ (116)